Regulatory Matters (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Number of cities resolutions passed over electric utility rates	58
Number of original jurisdiction cities	204	204
Number of other parties appealed various portions of rate review final order to state district court	4	4
Number of issues revised judgment	2	2
Rate at which interest accrues for over-collections for 2016	0.18%	0.18%
Maximum [Member]
Estimated impact on earnings | $	$ 135	$ 135
Minimum [Member]
Estimated impact on earnings | $	$ 0	$ 0